Offerings	Jun. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	1,529,934
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 33,658,548.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,648.25
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	20,909,091
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 460,000,002.00
Amount of Registration Fee	$ 63,526.00
Offering Note	The registrant previously paid registration fees of $13,810.00 and $49,716.00 in connection with the filing of the registration statement to which this Exhibit 107 is attached, on June 5, 2026 and June 22, 2026, respectively. This Exhibit 107 is being filed to correct an error in the Exhibit 107 filed on June 22, 2026, which reported an incorrect proposed maximum offering price per unit.